SHARE CAPITAL (Narrative) (Details)	1 Months Ended												12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	May 31, 2019 CAD ($) $ / shares shares	May 31, 2019 USD ($) shares	Oct. 31, 2018 CAD ($) $ / shares shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2018 CAD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized													500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares													$ 0.0008	$ 0.0008	$ 0.0008
Common stock, shares outstanding													38,906,742	38,906,742	38,906,742
Common stock, shares issued													38,906,742	38,906,742	38,906,742
Stock Issued During Period Under Private Placement					5,000,000	5,000,000	4,000,000	4,000,000
Shares Issued, Price Per Share | $ / shares					$ 0.05		$ 0.05
Proceeds from Issuance of Private Placement					$ 250,000	$ 187,125	$ 200,000	$ 153,551
Number of Options, Granted	40,000	40,000									210,000	210,000			1,040,000
Weighted Average Exercise Price | (per share)	$ 0.065	$ 0.05									$ 1.20	$ 1.12		$ 0.065
Contractual Life	5 years	5 years									5 years	5 years
Options Vesting Rate											25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum													1.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum													1.53%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum													119.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum													119.56%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term													5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $
Share-based Compensation | $															$ 41,227
Unrecognized Stock Based Compensation Expense | $
Weighted average number of basic and diluted common shares outstanding													38,906,742		37,153,317	26,783,454
Purchase Warrant [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares															0	5,000,000
Stock Options [Member]
Stockholders Equity Note [Line Items]
Anti-dilutive shares													1,040,000		1,040,000	93,750
Chief Executive Officer [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period Under Private Placement					3,000,000	3,000,000			8,000,000	8,000,000
Shares Issued, Price Per Share | $ / shares									$ 0.05
Proceeds from Issuance of Private Placement									$ 400,000	$ 301,500
Directors And Officers [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period Under Private Placement							3,075,000	3,075,000
Number of Options, Granted			1,000,000	1,000,000
Weighted Average Exercise Price | (per share)			$ 0.065	$ 0.05
Contractual Life			5 years	5 years